Commitments	6 Months Ended
Jun. 30, 2023
Commitments
Commitments

10       Commitments

Voyage revenue

The Company enters into time charter arrangements on its vessels. These non-cancellable arrangements had remaining terms between nil days to approximately eleven months as at June 30, 2023, assuming redelivery at the earliest possible date. As at December 31, 2022, the non-cancellable arrangements had remaining terms between nil days to eight and a half months, assuming redelivery at the earliest possible date. Future net minimum revenues receivable under non-cancellable operating leases as at June 30, 2023 and December 31, 2022, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration; in addition early delivery of the vessels by the charterers is not accounted for):

	June 30, 2023	December 31, 2022
Within one year	7,699	6,675
Total	7,699	6,675

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

 10       Commitments (continued)

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the vessel. The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which consist of the crew expenses, maintenance and consumable costs and was approximately $4,441 and $4,267 for the three-month periods ended June 30, 2023 and 2022, respectively and $9,062 and $8,712 for the six-month periods ended June 30, 2023 and 2022, respectively. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was $3,303 and $14,784 for the three-month periods ended June 30, 2023 and 2022 and $7,171 and $28,690 for the six-month periods ended June 30, 2023 and 2022, respectively.

Office lease contract

As further discussed in Note 4 of the 2022 Annual Report the Company has recognised a right of use asset and a corresponding liability with respect to the rental agreement of office space for its operations within a building leased by FG Europe (an affiliate of Globus’s chairman).

The depreciation charge for right-of-use assets for the three-month period ended June 30, 2023 and 2022, was approximately $78 and $86, respectively and for the six-month period ended June 30, 2023 and 2022, was approximately $156 and $171, respectively, and the interest expense on lease liability for the three-month period ended June 30, 2023 and 2022, was approximately $8 and $15, respectively and for the period ended June 30, 2023 and 2022, was approximately $17 and $31, respectively, and recognised in the income statement component of the condensed consolidated statement of comprehensive income under depreciation and interest expense and finance costs, respectively.

At June 30, 2023 and December 31, 2022, the current lease liabilities amounted to $324 and $321, respectively, and the non-current lease liabilities amounted to $27 and $188, respectively, and are included in the accompanying condensed consolidated statements of financial position.

Commitments under shipbuilding contracts

On April 29, 2022, the Company entered into a contract, through its subsidiary, Calypso Shipholding S.A., for the construction and purchase of one fuel efficient bulk carrier of about 64,000 dwt vessel. The vessel will be built at Nihon Shipyard Co. in Japan and is scheduled to be delivered during the first half of 2024. The total consideration for the construction of the vessel is approximately $37.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity.

In May 2022 the Company paid the 1st instalment of $7.4 million (absolute amount) and in March 2023 paid the 2nd instalment of $3.8 million (absolute amount), which are both included under Advances for vessel purchase in the condensed consolidated statement of financial position.

On May 13, 2022, the Company has signed two contracts, through its subsidiaries, Daxos Maritime Limited and Paralus Shipholding S.A., for the construction and purchase of two fuel efficient bulk carrier of about 64,000 dwt each. The sister vessels will be built at Nantong COSCO KHI Ship Engineering Co. in China with the first one scheduled to be delivered during the third quarter of 2024 and the second one scheduled during the fourth quarter of 2024. The total consideration for the construction of both vessels is approximately $70.3 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In May 2022 the Company paid the 1st instalment of $13.8 million (absolute amount) and in November 2022 paid the 2nd instalment of $6.9 million (absolute amount) for both vessels under construction. Both instalments are included under Advances for vessel purchase in the condensed consolidated statement of financial position.

The contractual annual payments per subsidiary to be made subsequent to June 30, 2023, were as follows:

	Calypso Shipholding S.A.	Daxos Maritime Limited	Paralus Shipholding S.A.
July 1, 2023 to June 30, 2024	25,900	3,455	3,455
July 1, 2024 to December 31, 2024	–	21,330	21,330
Total	25,900	24,785	24,785